Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity-Based Compensation
Schedule of activity relating to the Plan

	Number of	Weighted Average
Unit Options	Units	Exercise Price
Outstanding at December 31, 2021	88,878	$0.63
Granted	1,201	1.65
Exercised	(2,928)	0.16
Forfeited	(92)	1.23
Expired	(59)	0.50
Outstanding at March 31, 2022	87,000	0.66
Exercisable at March 31, 2022	73,817	0.57

	Weighted Average
Unit Options	Number of Units	Exercise Price
Outstanding at December 31, 2020	74,824	$0.49
Granted	19,362	1.11
Exercised	(3,483)	0.21
Forfeited	(653)	0.99
Expired	(1,172)	0.45
Outstanding at December 31, 2021	88,878	0.63
Exercisable at December 31, 2021	75,506	0.55

Schedule of assumptions used in determining fair value

	2022
Risk-free interest rate	1.44%
Expected dividend yield	NA
Expected option life	6.25	years
Expected price volatility	73.98%

	2021	2020
Risk-free interest rate	0.62% – 1.31%	0.37% – 0.59%
Expected dividend yield	NA	NA
Expected option life	6.25 years	6.25 years
Expected price volatility	64.60% – 73.98%	64.6% – 69.21%